Income Tax (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Provision for income taxes		$ 38,000	$ 19,000
U.S. NOL carryforwards		7,300,000
Spartacus Acquisition Corp [Member]
Income Tax (Details) [Line Items]
U.S. federal net operating loss	$ 49,757
Change in the valuation allowance	$ 32,373	$ 32,373